Income Taxes (Details 1)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Income Taxes
Income tax provision at statutory federal and state tax rate	21.00%	21.00%
State taxes, net of federal benefit	0.27%	5.04%
Nondeductible expense	(0.05%)	(0.24%)
Tax return to provision	0.00%	(2.67%)
State tax rate change	0.07%	1.81%
Other, net	5.53%	0.90%
Valuation allowance	25.43%	0.00%
Provision for income taxes	1.38%	25.83%